Investment in Financial Assets (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 17, 2022	Dec. 31, 2022
Investment in Financial Assets [Abstract]
Investment amount	$ 1,500
Received shares (in Shares)	230,769
Share capital percentage	9.33%
Share price (in Dollars per share)		$ 3.16
Comprehensive loss		$ 771